Taxes	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Taxes

14 Taxes

Income Taxes

Caymans

The Company is domiciled in the Cayman Island. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

The Singapore subsidiaries are incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Vietnam

The Vietnam subsidiary is incorporated in Vietnam and is subject to Vietnam Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Vietnam tax laws. The applicable tax rate is 20% in Vietnam.

Malaysia

The Malaysia subsidiaries are incorporated in Malaysia and are subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The applicable tax rate is 24% in Malaysia.

Indonesia

The Indonesia subsidiary is incorporated in Indonesia and is subject to Indonesia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Indonesia tax laws. The applicable tax rate is 22% in Indonesia.

Significant components of the provision for income taxes are as follows:

	Years Ended June 30,
	2026	2025	2024
	US $	US$	US$
Income tax credit is comprised of the following:
Current	-	-	(19,194)
Total income tax credit	-	-	(19,194)

A reconciliation between the Company’s actual provision for income tax and the provision computed at the Singapore statutory rate of 17% (the primary tax jurisdiction in which the Group operates and earns substantially all of its revenue) was as follows:

	Years Ended June 30,
	2026	2025	2024
	US$	US$	US$
Loss before tax*	(3,187,380)	(3,383,806)	(15,621,986)

Loss tax expense computed at statutory rate	-17.0%	-17.0%	-17.0%
Reconciling items:
Non-deductible expenses	1.4%	2.9%	22.2%
Income not subject to tax	0.1%	0.0%	(0.1)%
Deferred tax assets not recognised	15.5%	14.1%	(5.2)%
Effective tax rate	0.0%	0.0%	(0.1)%

*	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%

Deferred tax assets

In assessing the realizability of deferred tax assets, the Company only consider to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. After consideration of all the information available, the Company has recorded a full valuation allowance against its deferred tax assets as of June 30, 2026, 2025 and 2024, respectively, because the Company has determined that is it more likely than not that these assets will not be fully realized due to continuous net operating losses incurred in those geographic areas.